Operating Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Expenses [Abstract]
Compensation expenses	$ 11,280,399	$ 35,660,544	$ 1,991,885